SCHEDULE I-ADDITIONAL INFORMATION OF THE PARENT COMPANY (Tables)	12 Months Ended
Dec. 31, 2025
SCHEDULE I-ADDITIONAL INFORMATION OF THE PARENT COMPANY
Schedule of condensed balance sheets

	As of December 31,
	2024	2025
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	654,351,902	1,257,264,873	179,786,486
Short-term deposits	2,990,374,400	246,008,000	35,178,676
Prepayments	70,446	28,578	4,087
Other current assets	52,846,225	8,593,267	1,228,822
Amounts due from subsidiaries	—	351,440	50,255
Total current assets	3,697,642,973	1,512,246,158	216,248,326
Investments in subsidiaries	550,081,329	506,905,170	72,486,476
Total assets	4,247,724,302	2,019,151,328	288,734,802
LIABILITIES
Current liabilities:
Accrued expenses and other current liabilities	36,531,297	30,661,953	4,384,602
Amounts due to subsidiaries and VIEs	349,475	341,716	48,865
Deferred revenue	754,304	775,729	110,928
Total current liabilities	37,635,076	31,779,398	4,544,395
Total liabilities	37,635,076	31,779,398	4,544,395
Shareholders’ equity
Ordinary shares	20,360	20,360	2,911
Treasury shares	—	—	—
Additional paid-in capital	7,514,498,337	5,363,717,087	767,001,342
Accumulated deficit	(3,791,817,469)	(3,820,899,394)	(546,381,346)
Accumulated other comprehensive income	487,387,998	444,533,877	63,567,500
Total shareholders’ equity	4,210,089,226	1,987,371,930	284,190,407
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	4,247,724,302	2,019,151,328	288,734,802

Schedule of condensed statements of comprehensive income (loss)

	Years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
General and administrative expenses	(42,927,343)	(38,585,122)	(46,198,420)	(6,606,286)
Equity loss of subsidiaries and VIEs	(190,965,494)	(502,190,943)	(39,512,619)	(5,650,230)
Other operating income (expenses), net	19,838,460	(7,317,312)	4,761,206	680,843
Interest income	249,448,848	241,283,091	51,867,908	7,417,013
Foreign exchange gain, net	123,163	—	—	—
Net income (loss)	35,517,634	(306,810,286)	(29,081,925)	(4,158,660)
Foreign currency translation adjustment	93,256,170	72,141,058	(42,854,121)	(6,128,058)
Comprehensive income (loss)	128,773,804	(234,669,228)	(71,936,046)	(10,286,718)

Schedule of condensed statements of cash flows

	Years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	35,517,634	(306,810,286)	(29,081,925)	(4,158,660)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Equity loss of subsidiaries and VIEs	190,965,494	502,190,943	39,512,619	5,650,230
Foreign exchange gain or loss	(123,163)	—	—	—
Changes in operating assets and liabilities:
Prepayments	55,435	127,357	41,868	5,987
Other current assets	(88,851,970)	62,701,861	44,252,958	6,328,090
Amount due from subsidiaries	—	—	(351,440)	(50,255)
Accrued expenses and other current liabilities	15,719,885	(2,564,628)	(5,869,344)	(839,305)
Deferred revenue	(11,583,600)	(7,373,700)	21,425	3,063
CASH PROVIDED BY OPERATING ACTIVITIES	141,699,715	248,271,547	48,526,161	6,939,150
Proceeds from disposal of short-term bank deposits	2,098,625,000	1,437,680,000	3,264,831,200	466,864,652
Purchases of short-term investments	(1,778,550,000)	(2,990,374,400)	(535,301,000)	(76,547,025)
Investment in subsidiaries	(16,196,850)	—	—	—
CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	303,878,150	(1,552,694,400)	2,729,530,200	390,317,627
Repurchase of ordinary shares	—	(105,509,037)	—	—
Dividend distributed to shareholders	—	(2,101,465,492)	(2,150,781,250)	(307,557,628)
CASH USED IN FINANCING ACTIVITIES	—	(2,206,974,529)	(2,150,781,250)	(307,557,628)
Effect of foreign exchange rate changes	96,480,231	49,348,465	(24,362,140)	(3,483,740)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	542,058,096	(3,462,048,917)	602,912,971	86,215,409
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE YEAR	3,574,342,723	4,116,400,819	654,351,902	93,571,077
CASH AND CASH EQUIVALENTS AT THE END OF THE YEAR	4,116,400,819	654,351,902	1,257,264,873	179,786,486